REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS	REVENUE FROM CONTRACTS WITH CUSTOMERS
Accounting policy
Revenue is measured based on the consideration received or the consideration the Company expects to be received for the sale of products and services in the ordinary course of business. Revenue is presented net of taxes, returns, reductions and discounts.
Revenue from sales of aircraft and spare parts
Revenues are recognized when the control of the promised goods or services is transferred to the customer, that is, when all revenue recognition criteria are met. Revenues from commercial, executive, and agricultural aircraft and spare parts are generally recognized at a point in time, e.g. upon delivery or shipment to the customer.
The average collection term for the sales of parts is 30 days after transferring control of the asset to the customer.
The Company also identifies the various performance obligations provided for in the contract, such as supply of spare parts, training, technical support representative and other obligations, and allocates the individual price of each obligation, as well as variable considerations, such as discounts, rebates, etc. proportionally to individual sales prices that are estimated using the expected cost plus margin method.
In the Defense & Security aircraft sales, there is no comparative basis for the individual sales price considering the high customization of the products, so the individual price is allocated to the performance obligation considering the expected cost plus margin method.
Revenue from services
Revenues from services are recognized over time as services are provided. Services mainly include technical services, training, maintenance of aircraft and parts, modernization services, and support programs.
The average receipt period is 30 days. For some services, such as modernization of defense aircraft, the deadline for receipt follows the schedule agreed between the parties.
Due to the absence of a usage pattern that can be reliably projected, revenues from exchange pool programs and total support programs are recognized on a straight-line basis over the term of the contract and consist of a fixed fee and a variable fee directly related to the hours effectively flown by the aircraft covered by these programs.
Revenue from long-term contracts
In the Defense & Security segment, the revenue is recognized over time, as control over the aircraft produced is transferred to the customer over time. The Company transfers control over time when:
✈The customer simultaneously obtains and uses the benefits resulting from the Company’s performance as it is delivered.
✈The Company’s performance results in the creation or enhancement of assets under the customer’s control as those assets are developed or enhanced.
✈The entity’s performance does not generate an asset with significant alternative use, and the Company has an enforceable right to receive payment for work completed to date, in the event of termination of the contract for the convenience of customers.
The revenue from these contracts is measured according to the PoC (percentage of completion) method, that is, the contract revenue is multiplied by the percentage calculated as the ratio of the costs incurred in relation to the total estimated costs for concluding the contracts.
Revenue recognized for development contracts in the Defense & Security segment is based on Management’s best estimates of total estimated costs at completion, as they become evident.
The Company believes that the incurred cost method provides the most reliable basis for estimating the progress of contracts whose revenues are recognized over time.
There are no significant financing components in the long-term contracts of the Defense & Security segment. The payment terms are mainly aligned with the stages of execution and deliveries of each contract, as agreed by the Company and the customers, and there is no intent on either side to finance the other.
Contract assets and liabilities
A contract assets is initially and primarily recognized for revenue earned from long-term Defense & Security contracts, which are measured under the percentage of completion method. Contract assets are transferred to trade receivables when the rights become unconditional. Expected credit losses are calculated on contract asset balances, as described in Note 29.3.
Contract liabilities refer to non-refundable advances of consideration received by the Company prior to the delivery of aircraft and based on acceptances of long-term Defense & Security contracts for which the relevant contract stage has not yet been performed (customer advances), as well as those related to the supply of spare parts, training, technical representation and other obligations included in aircraft sales contracts (multiple-element arrangements).
29.1Revenue disaggregation by category and geographic region

12.31.2025
	North America	Latin America, except Brazil	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	3,423.7	63.2	41.2	354.0	713.1	11.3	4,606.5
Long-term contracts - aircraft and development	14.6	19.7	205.6	93.0	585.7	0.5	919.1
Others	0.2	5.1	15.1	5.9	41.5	0.9	68.7
Service	741.5	40.6	104.5	111.8	353.2	65.6	1,417.2
Spare Parts	270.9	13.4	42.7	65.5	147.2	26.3	566.0
	4,450.9	142.0	409.1	630.2	1,840.7	104.6	7,577.5

12.31.2024
	North America	Latin America, except Brazil	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	2,942.5	132.0	64.3	197.2	639.5	27.5	4,003.0
Long-term contracts - aircraft and development	—	79.4	59.3	154.8	357.9	9.8	661.2
Others	2.5	—	—	23.0	18.0	—	43.5
Service	582.7	50.0	102.3	109.6	324.4	60.2	1,229.2
Spare Parts	253.5	5.8	30.3	46.8	97.7	23.7	457.8
	3,781.2	267.2	256.2	531.4	1,437.5	121.2	6,394.7

12.31.2023
	North America	Latin America, except Brazil	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	2,539.6	53.6	20.2	130.6	529.0	27.2	3,300.2
Long-term contracts - aircraft and development	0.8	—	67.1	123.4	266.0	—	457.3
Others	4.2	—	—	5.2	21.7	—	31.1
Service	487.7	34.1	94.0	128.7	220.6	56.5	1,021.6
Spare Parts	250.0	10.5	23.2	65.8	93.4	15.4	458.3
	3,282.3	98.2	204.5	453.7	1,130.7	99.1	5,268.5
29.2Performance Obligations
The Company has a portfolio of firm orders (“Backlog”), whose performance obligations are unsatisfied or partially satisfied.
As of December 31, 2025, the amount of revenue allocated to performance obligations unsatisfied or partially satisfied was US$31.6 billion (2024: US$26.3 billion). According to the Company’s estimate, US$27.9 billion is expected to be satisfied within the next 5 years (2024: US$23.3 billion).
29.3Contract assets and liabilities

	12.31.2025	12.31.2024
Contract Assets -Third Parties	314.0	360.9
Contract assets - Other related parties	248.0	263.2
	562.0	624.1
Current	510.1	622.7
Non-current	51.9	1.4
As of December 31, 2025, of the total contract assets, US$319.6 (2024: US$375.2) relate to contract assets from sales of KC‑390 aircraft and related services within the Defense & Security and Services & Support segments. Based on the Company’s estimates, US$130.8 (2024: US$183.4) of these amounts are expected to be invoiced and collected more than 12 months after the reporting date.
These contract assets presented are considered current assets as they are realized in the normal course of the operating cycle of these contracts, which is 36 months.
Of the consolidated contract asset position as of December 31, 2024, US$323.6 were invoiced and received in 2025.
As of December 31, 2025 the expected credit loss recognized on contract assets amounts to US$0.7 (2024: US$4.2).

	12.31.2025	12.31.2024
Advances from customers - Aircraft and Defense long-term contracts	3,204.0	2,999.4
Advances from customers - Other related parties	90.7	65.5
Deferred revenue with multiple elements	140.4	219.7
	3,435.1	3,284.6
Current	2,563.4	2,563.4
Non-current	871.7	721.2
Contract liabilities – Out of the total balances of contract liabilities as of December 31, 2024, US$2,368.7 were recognized as revenues in 2025.